Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 559	$ 404	$ 496
Currency translation	1	(104)	(127)
Pension and postretirement benefits	(60)	(43)	3
Derivative instruments	(106)	(83)	36
Other comprehensive loss, net of tax	(165)	(230)	(88)
Comprehensive income	$ 394	$ 174	$ 408